FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Carrying values (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 18, 2023 USD ($)	Dec. 31, 2022 CAD ($)
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Decrease in share price (as a percent)	10.00%
Decrease in market securities asset value	$ 156,000
Convertible debenture
Disclosure of nature and extent of risks arising from financial instruments [line items]
Minimum amount of project financing required for maturity as condition two		$ 200		$ 200
Cash and cash equivalents | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, at fair value			$ 91,135,000		$ 40,602,000
Marketable securities | FVTPL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, at fair value			1,554,000		2,494,000
Receivables | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, at fair value			957,000		35,000
Deposits | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets, at fair value			2,102,000		2,128,000
Accounts payable | Financial liabilities at amortised cost, class [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, at fair value			16,074,000		10,209,000
Convertible debenture | Financial liabilities at amortised cost, class [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, at fair value			22,775,000
Other liabilities | Financial liabilities at amortised cost, class [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, at fair value			$ 691,000		$ 2,497,000